September 20, 1995


Securities and Exchange Commission
Division of Corporation Finance
450 Fifth St., N.W.
Washington, DC  20549

Re:   Rule 24f-2 Notice for INVESCO Specialty Funds, Inc.
      File No. 33-79290

Gentlemen:

Pursuant to Rule 24f-2, the following information is provided for INVESCO Specialty Funds, Inc. latest fiscal period which ended November 30, 1994. Enclosed you will find an opinion of counsel relating to the securities sold.

Number of securities  which had been registered under the                  -0-
Securities Act of 1933 other than pursuant to Section 24f-2 of the Investment Company Act, but which remain unsold at the beginning of the fiscal year.

Number of  securities  registered  during the fiscal year                   -0-
other than pursuant to Section 24f-2 of the Act.

Number of securities sold during the fiscal year.                     8,307.045

Number of securities  sold during the fiscal year in                  8,307,045
reliance upon registration pursuant to Section 24f-2 of the Act.

Actual  aggregate  sale price of securities  sold in                $87,449,472
reliance upon  registration pursuant to Section 24f-2(c).

Less:  Actual aggregate  repurchase price of securities           $(43,157,353)
repurchased  during the fiscal year  ($4,843,437)  reduced        -------------
by actual aggregate repurchase price of such securities previously applied pursuant to Section 24e-2(a)(none).

Fee Basis

Fee:  One-twentyninth of 1 per centum of the basis of the          $ 44,292,119
price at which the securities were sold.                          =============

(Calculation  made  pursuant to Rule 24f-2(c) of the               $  15,273.14
Investment  Company Act of 1940.)                                 =============


Yours very truly,

/s/ Dan J. Hesser
---------------------
Dan J. Hesser
President &
Chief Executive Officer